Document and Entity Information	Nov. 17, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 17, 2022
Entity Registrant Name	CAPITAL PROPERTIES, INC.
Entity Incorporation, State or Country Code	RI
Entity File Number	001-08499
Entity Tax Identification Number	05-0386287
Entity Address, Address Line One	5 Steeple Street, Unit 303
Entity Address, City or Town	Providence
Entity Address, State or Province	RI
Entity Address, Postal Zip Code	02903
City Area Code	401
Local Phone Number	435-7171
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $.01 par value
Trading Symbol	CPTP
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000202947